BNY Mellon Dynamic Value Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Automobiles & Components — 1.0%
General Motors Co.	1,276,209	70,944,458
Banks — 9.5%
Bank of America Corp.	5,001,932	237,641,789
First Horizon Corp.	5,066,811	107,061,716
JPMorgan Chase & Co.	779,811	194,734,403
The PNC Financial Services Group, Inc.	298,767	64,151,250
U.S. Bancorp	1,854,050	98,802,325
		702,391,483
Capital Goods — 11.1%
3M Co.	401,801	53,652,487
AMETEK, Inc.	477,831	92,880,790
GE Vernova, Inc. (a)	243,196	81,256,647
Honeywell International, Inc.	313,514	73,026,816
Howmet Aerospace, Inc.	740,349	87,642,515
Hubbell, Inc.	362,464	166,766,062
Johnson Controls International PLC	1,697,225	142,329,288
L3Harris Technologies, Inc.	490,655	120,823,794
		818,378,399
Commercial & Professional Services — 1.3%
CACI International, Inc., Cl. A (a)	83,432	38,368,708
Veralto Corp.	557,609	60,327,718
		98,696,426
Consumer Discretionary Distribution & Retail — .7%
Best Buy Co., Inc.	559,526	50,357,340
Consumer Services — 2.4%
Las Vegas Sands Corp.	2,362,406	125,349,262
Royal Caribbean Cruises Ltd.	214,432	52,334,274
		177,683,536
Energy — 7.8%
Diamondback Energy, Inc.	429,431	76,262,651
EQT Corp.	3,842,411	174,599,156
Hess Corp.	487,365	71,730,381
Marathon Petroleum Corp.	573,246	89,512,363
Phillips 66	1,213,333	162,562,355
		574,666,906
Financial Services — 10.8%
Berkshire Hathaway, Inc., Cl. B (a)	629,388	304,006,992
Capital One Financial Corp.	390,157	74,914,046
CME Group, Inc.	344,527	81,997,426
The Goldman Sachs Group, Inc.	372,955	226,969,224
Voya Financial, Inc.	1,324,924	109,968,692
		797,856,380
Food, Beverage & Tobacco — 1.7%
Philip Morris International, Inc.	962,837	128,115,091
Health Care Equipment & Services — 10.7%
Alcon AG	1,125,030	99,958,915
Baxter International, Inc.	3,323,367	112,030,702
Becton, Dickinson and Co.	402,652	89,348,479

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 10.7% (continued)
Centene Corp. (a)	746,831	44,809,860
Humana, Inc.	163,641	48,499,920
Labcorp Holdings, Inc.	336,345	81,112,960
Medtronic PLC	1,484,285	128,450,024
UnitedHealth Group, Inc.	296,127	180,696,695
		784,907,555
Household & Personal Products — 2.7%
Kenvue, Inc.	8,102,106	195,098,712
Insurance — 8.3%
American International Group, Inc.	912,204	70,130,244
Aon PLC, Cl. A	384,430	150,519,722
Assurant, Inc.	656,892	149,180,173
Globe Life, Inc.	343,205	38,178,124
MetLife, Inc.	822,735	72,589,909
RenaissanceRe Holdings Ltd.	222,794	63,752,503
The Allstate Corp.	335,527	69,584,945
		613,935,620
Materials — 6.3%
CRH PLC	1,251,600	128,001,132
Crown Holdings, Inc.	415,018	38,219,008
Freeport-McMoRan, Inc.	2,054,888	90,826,049
International Paper Co.	1,977,302	116,324,677
Newmont Corp.	2,088,497	87,591,564
		460,962,430
Media & Entertainment — 2.4%
Omnicom Group, Inc.	728,831	76,396,065
The Walt Disney Company	830,729	97,585,736
		173,981,801
Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
Amgen, Inc.	99,129	28,040,620
BioMarin Pharmaceutical, Inc. (a)	640,859	42,315,920
Bristol-Myers Squibb Co.	1,878,722	111,257,917
Danaher Corp.	802,092	192,253,432
Gilead Sciences, Inc.	730,530	67,632,467
Illumina, Inc. (a)	525,539	75,756,447
		517,256,803
Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	242,922	42,440,903
Intel Corp.	1,508,076	36,269,228
Micron Technology, Inc.	371,213	36,360,313
		115,070,444
Software & Services — 2.9%
Akamai Technologies, Inc. (a)	686,473	64,542,191
Dolby Laboratories, Inc., Cl. A	919,371	72,005,137
International Business Machines Corp.	342,072	77,790,594
		214,337,922
Technology Hardware & Equipment — 4.8%
Cisco Systems, Inc.	4,254,660	251,918,419

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Technology Hardware & Equipment — 4.8% (continued)
Dell Technologies, Inc., Cl. C	384,901	49,109,518
TE Connectivity Ltd.	350,065	52,901,823
		353,929,760
Telecommunication Services — 2.6%
AT&T, Inc.	8,225,655	190,506,170
Transportation — 2.4%
CSX Corp.	1,537,503	56,195,735
FedEx Corp.	385,374	116,641,148
		172,836,883
Utilities — 1.3%
Constellation Energy Corp.	374,901	96,184,601
Total Common Stocks (cost $6,084,826,037)		7,308,098,720

	1-Day Yield (%)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $34,110,317)	4.67	34,110,317	34,110,317
Total Investments (cost $6,118,936,354)		99.7%	7,342,209,037
Cash and Receivables (Net)		.3%	18,840,396
Net Assets		100.0%	7,361,049,433

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Dynamic Value Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	7,308,098,720	—	—	7,308,098,720
Investment Companies	34,110,317	—	—	34,110,317

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2024, accumulated net unrealized appreciation on investments was $1,223,272,683, consisting of $1,265,529,984 gross unrealized appreciation and $42,257,301 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.